Short-Term and Long-Term Investments (Details) shares in Millions, $ in Millions, € in Billions		12 Months Ended
	Jun. 24, 2014 shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jul. 15, 2011 shares
Gain (Loss) on Investments [Line Items]
Short-term restricted cash and investments		$ 679		$ 657
Available-for-sale Securities, Amortized Cost Basis		347		353
Available-for-sale Securities		455		328
Investments, Fair Value Disclosure		23		29
Proceeds from sales of available-for-sale investments		0		1,089	$ 54
Effect of exchange rate changes on cash and cash equivalents		9		14	21
Dividend Income, Operating		19		16	$ 23
Ice Futures Europe [Member]
Gain (Loss) on Investments [Line Items]
Short-term restricted cash and investments		77		57
Cetip [Member]
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost Basis				324
Available-for-sale Securities				299
Cetip [Member]
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost Basis		324
Available For Sale Investment Number Of Shares Acquired | shares						31.6
Available For Sale Investment Ownership Percentage						12.00%
Available-for-sale Securities		432
Unrealized Loss on Securities		134
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax		108
Mutual funds
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost Basis		23		29
Available-for-sale Securities		23		$ 29
NYSE Euronext [Member]
Gain (Loss) on Investments [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares	65.8
NYSE Euronext [Member] | IPO [Member]
Gain (Loss) on Investments [Line Items]
Proceeds from sales of available-for-sale investments		$ 2,100	€ 1.5